Consolidated Statements of Changes in Equity - CLP ($) $ in Millions		Capital	Reserves and other retained earnings	Effects of merger of companies under common control	Fair value reserve	Cash flow hedge	Income tax effects	Retained earnings of prior years	Income for the year	Provision for mandatory dividends	Total attributable to shareholders of the Bank	Non-controlling interest	Total
Equity at Dec. 31, 2017		$ 891,303	$ 1,784,042	$ (2,224)	$ 459	$ (3,562)	$ 791	$ 41,267	$ 562,801	$ (168,840)	$ 3,106,037	$ 41,883	$ 3,147,920
Distribution of income from previous period								562,801	(562,801)
Equity		891,303	1,784,042	(2,224)	459	(3,562)	791	604,068		(168,840)	3,106,037	41,883	3,147,920
Impact of adopting IFRS 9					394		(19)	(82,367)			(81,992)		(81,992)
Restated opening balance under IFRS 9		891,303	1,784,042	(2,224)	853	(3,562)	772	521,701		(168,840)	3,024,045	41,883	3,065,928
Dividends distributions / withdrawals made								(423,611)		168,840	(254,771)	4	(254,767)
Transfer of retained earnings to reserves			141,204					(141,204)
Provision for mandatory dividends										(178,600)	(178,600)		(178,600)
Subtotal			141,204					(564,815)		(9,760)	(433,371)	4	(433,367)
Other comprehensive income					4,799	13,365	(4,874)				13,290	(84)	13,206
Result of continuous operations									591,563		591,563	4,360	595,923
Result of discontinuous operations									3,770		3,770		3,770
Subtotal					4,799	13,365	(4,874)		595,333		608,623	4,276	612,899
Equity at Dec. 31, 2018		891,303	1,925,246	(2,224)	5,652	9,803	(4,102)	(43,114)	595,333	(178,600)		46,163	3,245,460
Distribution of income from previous period								595,333	(595,333)
Equity		891,303	1,925,246	(2,224)	5,652	9,803	(4,102)	552,219		(178,600)		46,163	3,245,460
Purchase of Santander Consumer S.A.	[1]		(37,041)								(37,041)	31,437	(5,604)
Dividends distributions / withdrawals made								(355,141)		178,600	(176,541)		(176,541)
Transfer of retained earnings to reserves			236,761					(236,761)
Provision for mandatory dividends										(185,727)	(185,727)		(185,727)
Subtotal			199,720					(591,902)		(7,127)	(399,309)	31,437	(367,872)
Other comprehensive income					22,483	(50,238)	7,546				(20,209)	(189)	(20,398)
Result of continuous operations									617,392		617,392	2,222	619,614
Result of discontinuous operations									1,699		1,699		1,699
Subtotal					22,483	(50,238)	7,546		619,091		598,882	2,033	600,915
Equity at Dec. 31, 2019		891,303	2,124,966	(2,224)	28,135	(40,435)	3,444	(39,683)	619,091	(185,727)	3,398,870	79,633	3,478,503
Distribution of income from previous period								619,091	(619,091)
Equity		891,303	2,124,966	(2,224)	28,135	(40,435)	3,444	579,408		(185,727)	3,398,870	79,633	3,478,503
Dividends distributions / withdrawals made								(331,399)		185,727	(145,672)	(145)	(145,817)
Transfer of retained earnings to reserves			220,838					(220,838)
Provision for mandatory dividends										(164,284)	(164,284)		(164,284)
Subtotal			220,838					(552,237)		21,443	(309,956)	(145)	(310,101)
Other comprehensive income					73,561	(96,330)	6,332				(16,437)	79	(16,358)
Result of continuous operations									517,614		547,614	5,116	552,730
Result of discontinuous operations
Subtotal					73,561	(96,330)	6,332		547,614		531,177	5,195	536,372
Equity at Dec. 31, 2020		$ 891,303	$ 2,345,804	$ (2,224)	$ 101,696	$ (136,765)	$ 9,776	$ 27,171	$ 547,614	$ (164,284)	$ 3,620,091	$ 84,683	$ 3,704,774

[1]	The effect was generated by the acquisition of Santander Consumer S.A. See Note 2 Significant Event.